RELATED-PARTY TRANSACTIONS DISCLOSURE: Schedule of Amounts due to Related Parties, notes payable (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022
Notes payable, current	$ 2,202,540	$ 0
Notes payable related parties, noncurrent	0	1,555,503
Note payable to CEO
Notes payable, current	1,376,629
Notes payable related parties, noncurrent		804,309
Note payable to CFO
Notes payable, current	16,253
Notes payable related parties, noncurrent		14,298
Note payable to related company
Notes payable, current	184,897
Notes payable related parties, noncurrent		170,730
Note payable to major shareholder
Notes payable, current	$ 624,761
Notes payable related parties, noncurrent		$ 566,166